Leases - Additional information (Details) £ in Thousands		3 Months Ended
	Sep. 03, 2021 leaseAgreement	Mar. 31, 2023 GBP (£)	Jan. 01, 2023 property leaseAgreement
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements | leaseAgreement			10
Additions to right-of-use assets | £		£ 6,147
United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease properties | property			4
Austria
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease properties | property			1
Vienna, Austria
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements not yet commenced | leaseAgreement	2
Lessee, operating lease, term of contract not yet commenced	7 years